Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Carrying Value of Long-Term Debt
The carrying value of our long-term debt at December 31, 2014 and 2013 was as follows:

(Millions)	2014	2013
Senior notes, 6.3%, due 2014 (1)	$—	$387.3
Senior notes, 6.125%, due 2015	229.3	240.6
Senior notes, 6.0%, due 2016	—	748.9
Senior notes, 5.95%, due 2017	418.3	434.2
Senior notes, 1.75%, due 2017	249.2	248.9
Senior notes, 1.5%, due 2017	498.6	498.2
Senior notes, 6.5%, due 2018	—	494.9
Senior notes, 2.2%, due 2019	374.7	—
Senior notes, 3.95%, due 2020	745.2	744.3
Senior notes, 5.45%, due 2021	688.6	702.3
Senior notes, 4.125%, due 2021	495.5	494.8
Senior notes, 2.75%, due 2022	986.8	985.1
Senior notes, 3.5%, due 2024	746.9	—
Senior notes, 6.625%, due 2036	769.8	769.8
Senior notes, 6.75%, due 2037	530.7	530.6
Senior notes, 4.5%, due 2042	480.8	480.1
Senior notes, 4.125%, due 2042	492.8	492.6
Senior notes, 4.75%, due 2044	374.1	—
Total long-term debt	8,081.3	8,252.6
Less current portion of long-term debt (2)	229.3	387.3
Total long-term debt, less current portion	$7,852.0	$7,865.3

(1)	The 6.3% senior notes were repaid in August 2014. These notes were classified as current in the consolidated balance sheet at December 31, 2013.

(2)	At December 31, 2014, our 6.125% senior notes due January 2015 are classified as current in the accompanying consolidated balance sheet.